Shareholders' Equity (Details) - USD ($)			12 Months Ended
	Feb. 06, 2025	Jan. 23, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Shareholders’ Equity [Line Items]
Shares Issued, Price Per Share (in Dollars per share)		$ 4
Net proceeds	$ 4,807,322		$ 4,807,322
Offering expenses		$ 2,092,678
Gross proceeds			$ 6,900,017
Description of ordinary shares voting rights			Holders of our Ordinary Shares may vote on all matters submitted to a vote of our shareholders, except as may otherwise be required by law. Subject to any rights or restrictions as to voting attached to any shares, (i) on a show of hands every shareholder present in person or by proxy (or, if a corporation or other non-natural person, by its duly authorized representative or proxy) shall, at a general meeting of our Company, have one vote for each Class A Ordinary Share and 20 votes for each Class B Ordinary Share in each case of which he is the holder; and (ii) on a poll every shareholder present in person or by proxy (or, if a corporation or other non-natural person, by its duly authorized representative or proxy) shall have one vote for each Class A Ordinary Share and 20 votes for each Class B Ordinary Share of which he or the person represented by proxy is the holder.
Shareholders voting percentage			10.00%
Dividend declared				$ 549,521
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares)		1,500,000
Gross proceeds		$ 6,900,000
Underwriter [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares)		225,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares)	225,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shareholders voting percentage			10.00%